SIGNIFICANT ACCOUNTING POLICIES - Leases - Future minimum lease payments - ASC 842 (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Future minimum lease payments under non cancelable operating leases
2020	¥ 47,559
2021	30,040
2022	499
2023	338
Total future lease payments	¥ 78,436